Cover	Apr. 09, 2026
Cover [Abstract]
Entity Registrant Name	QUOTEMEDIA, INC.
Entity Central Index Key	0001101433
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 09, 2026
Entity File Number	0-28599
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	91-2008633
Entity Address Address Line 1	17100 East Shea Blvd
Entity Address Address Line 2	Suite 230
Entity Address City Or Town	Fountain Hills
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85268
City Area Code	602
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	830-1443